Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
16.	INCOME TAXES
Income (loss) before provision for income taxes consisted of the following:

	Year Ended December 31,
(in thousands)	2023	2022
Domestic	$300	$2,221
Foreign	(423)	(509)

Income before provision for income taxes	$(123)	$1,712

The income tax provision consisted of the following:

	Year Ended December 31,
(in thousands)	2023	2022
Current income tax provision (benefit):
Federal	$1,739	$749
State and Local	205	377
Foreign	17	5

Total current expense (benefit):	1,961	1,131
Deferred income tax provision (benefit):
Federal	711	(714)
State and Local	10	(29)
Foreign	—	—

Total deferred expense (benefit):	721	(743)

Total income tax provision (benefit)	$2,682	$388

A reconciliation of the federal income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Statutory federal income tax rate	(55)	359
State taxes, net of federal benefit	179	311
Nontaxable partnership income	2,524	(707)
Return to provision	(17)	—
Foreign rate differential	(36)	(46)
Change in valuation allowance	87	471

	2,682	388

The Company’s significant rate reconciliation items are driven primarily by state taxes, permanent differences associated with Holdings’ flowthrough income and the recognition of a valuation allowance.

The Company’s net deferred tax assets (liabilities) were as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Deferred tax assets:
Outside basis difference in partnership	$23,974	$1,173
Net operating loss carryforwards	528	164
Intangibles	910	978

Total deferred tax assets	$25,412	$2,315

Valuation allowance	(528)	(477)

Deferred tax assets, net of allowance	$24,884	$1,838

As of December 31, 2023, the Company had a foreign net operating loss of $1.8 million, which begins to expire in 2032.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management has recorded a valuation allowance against the foreign net operating losses and the portion of outside basis difference related to Holdings’ permanent book/tax differences. The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which the Company operates or does business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.
The Company records uncertain tax positions as liabilities in accordance with ASC 740 and adjusts these liabilities when the Company’s judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2023 and 2022, the Company had not recorded any uncertain tax positions in its financial statements.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from December 31, 2020, to the present. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.